Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Receivables [abstract]
Loans to associates	€ 16	€ 12
Loans to joint ventures		18
Receivables from policyholders	945	969
Receivables from brokers and agents	288	396
Receivables from reinsurers	777	1,129
Cash outstanding from assets sold	320	116
Trade receivables	1,484	1,321
Cash collateral	1,383	616
Reverse repurchase agreements	76
Income tax receivable	102	102
Other	1,300	1,382
Provision for doubtful debts	(34)	(41)
Receivables	6,655	6,019
Current	6,611	5,989
Non-current	€ 43	€ 30